D. SECURITIES AVAILABLE FOR SALE, Amortized Cost and Carrying Value (Details) $ in Thousands	Sep. 30, 2016 USD ($)
SECURITIES AVAILABLE FOR SALE - Summary of Investments Amortized Cost and Carrying Value
Due in one year or less, Amortized Cost	$ 12,725
Due after one through five years, Amortized Cost	146,953
Due after five through ten years, Amortized Cost	138,771
Due after ten years, Amortized Cost	52,706
Equity securities, Amortized Cost	351,155
Due in one year or less, Fair Value	12,755
Due after one through five years, Fair Value	150,017
Due after five through ten years, Fair Value	142,744
Due after ten years, Fair Value	53,361
Equity securities, Fair Value	$ 358,877